October 10, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Rule 24f-2 Notice for
     EV Traditional Worldwide Health Sciences Fund, Inc.
     1933 Act File No. 2-95103
     1940 Act File No. 811-4196

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, EV Traditional Worldwide Health Sciences Fund, Inc. (the "Fund") hereby files its Rule 24f-2 Notice for the fiscal year ended August 31, 1997 ("Fiscal Year"). It is the intent of the Fund to cease operations effective August 31, 1997, therefore this notice serves to terminate the Fund's election under Rule 24f-2.

     No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

     3,479,728 shares of the Fund, with an aggregate sales price of $50,014,627, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

     274,867 shares of the Fund, with an aggregate sales price of $3,802,439, were issued during the Fiscal Year in connection with the Fund's dividend reinvestment plan.

     For the Fiscal Year, the Fund sold an aggregate of 3,754,595 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $53,817,066.

     1,900,964 shares of the Fund, with an aggregate value of $26,562,560, were redeemed during the Fiscal Year.

     In accordance with subsection (c) of Rule 24f-2, $8,258.94 has been wired to the SEC account at Mellon Bank, which represents the registration fee. Such fee is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, reduced by the actual aggregate redemption price of the shares redeemed by the Fund during the Fiscal Year.
Rule 24f-2 Notice for                                       Page 2
EV Traditional Worldwide Health Sciences Fund, Inc.
1933 Act File No. 2-95103
1940 Act File No. 811-4196

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $ 50,014,627

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with its Dividend Reinvestment Plan                  3,802,439

Aggregate Price of Shares Sold                    $ 53,817,066

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                                  26,562,560


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Fund Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940                          0

Equals                                            $ 27,254,506


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                        Sincerely,



                                        Barbara E. Campbell
                                        Assistant Treasurer



Enclosure (Opinion of Counsel)







October 10, 1997


                              OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Rule 24f-2 Notice for
     EV Traditional Worldwide Health Sciences Fund, Inc.
     1933 Act File No. 2-95103
     1940 Act File No. 811-4196


Gentlemen:

By filing the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Fund made definite the registration under the Securities Act of 1933 of 3,754,595 shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended August 31, 1997.

It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                   Sincerely,



                                   Eric G. Woodbury,
                                   Vice President
                                   Member of Massachusetts Bar